Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other current financial assets.
Schedule of other current financial assets

	AS OF DECEMBER 31,
	2020	2021
(amounts in thousands of euros)		(As restated)
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 13)	424	584
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	—	320
Short term deposits	12,500	—
Total other current financial assets	12,924	904